Related Party Transactions - Schedule of Related Parties (Details)		6 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Shanghai GBG [Member]
Related Party Transaction [Line Items]
Transactions with related parties		¥ 353,307	¥ 993,637
Due from a related party		17,131,396			¥ 16,566,524
Shanghai Xinhui [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]		8,561,749			¥ 6,003,659
Botao Ma [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]					162,408
Related Party [Member]
Related Party Transaction [Line Items]
Due from a related party		17,131,396		$ 2,346,992	16,566,524
Due to related parties		¥ 8,561,749	¥ 8,561,749	$ 1,172,955	¥ 6,166,067	¥ 6,166,067

[1]	As of June 30, 2024, the balance due to Shanghai Xinhui represented the amount paid by the related party on behalf of the Company to settle the subscription fees liabilities due to an investor.
[2]	As of June 30, 2024, the balance due to Mr. Botao Ma represented the operating expenses paid by Mr. Botao Ma on behalf of the Company. The expenses were interest free and payable on demand. For the six months ended December 31, 2024, the Company fully repaid the balance.